Commitments and Contingencies (Details Narrative) - USD ($)									12 Months Ended
	Mar. 19, 2022	Mar. 19, 2022	Feb. 15, 2022	Feb. 15, 2022	Nov. 27, 2018	Nov. 27, 2018	Aug. 15, 2018	Aug. 15, 2018	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Reimbursement or royalty paid										$ 0
Contingent payments due									$ 0
Global and BioLife Sciences [Member]
Sale of royalty, percentage			20.00%	20.00%
Equity Method Investment, Ownership Percentage			20.00%	20.00%
Royalty Agreement [Member]
Royalty, percentage							50.00%	50.00%
Royalty Agreement [Member] | Chemia Corporation [Member]
Royalty, percentage							50.00%	50.00%
Sale of royalty, percentage					5.00%	5.00%
License Agreement [Member]
Sale of royalty, percentage	5.50%	5.50%
Development cost, percent	50.00%	50.00%
Oil and Gas, Cost Incurred, Development Cost	$ 1,250,000	$ 1,250,000
Other Accrued Liabilities, Current									200,000		$ 152,000
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Development Cost, Period Cost									200,000	$ 0
Contingent legal fees									$ 0